Related Party Transactions - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended
	Nov. 30, 2014	Apr. 30, 2014	Nov. 30, 2013	Sep. 30, 2014	Sep. 05, 2014
Schedule of Other Related Party Transactions [Line Items]
Common shares issued	10,000,000
Leading Advice Holdings Limited [Member]
Schedule of Other Related Party Transactions [Line Items]
Common shares issued		14,195,412	9,073,732
Kingsoft Cloud Storage Business [Member]
Schedule of Other Related Party Transactions [Line Items]
Cash consideration paid for assets acquired				$ 33,000	$ 33,303
Percentage of ownership owned by share holder				11.40%